Income Tax (Details) - Schedule of Components of the Company’s Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities:
Gross deferred tax liabilities	$ 19,488	$ 18,586
Deferred tax assets:
Gross deferred tax assets	14,607	11,518
Net deferred tax liabilities	(4,881)	(7,068)
Intangible assets [Member]
Deferred tax liabilities:
Gross deferred tax liabilities	13,789	12,311
Deferred tax assets:
Gross deferred tax assets	1,495	540
Reserves and allowances [Member]
Deferred tax liabilities:
Gross deferred tax liabilities	530	1,142
Deferred tax assets:
Gross deferred tax assets	4,054	5,628
Right-of-use assets [Member]
Deferred tax liabilities:
Gross deferred tax liabilities	5,169	5,133
Carry-forwards losses [Member]
Deferred tax assets:
Gross deferred tax assets	3,668	349
Lease liabilities [Member]
Deferred tax assets:
Gross deferred tax assets	$ 5,390	$ 5,001